Summary of Significant Accounting Policies Schedule of Error Corrections and Prior Period Adjustments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts payable	$ (68,912)	$ 1,491	$ 60,104
Net cash flows from operating activities		327,834	465,762
Payments to Acquire Property, Plant, and Equipment	(97,924)	(161,412)	(209,910)
Net cash flows from investing activities		(397,191)	(348,506)
Capital Expenditures Incurred but Not yet Paid	8,255	6,656	25,706
Scenario, Previously Reported [Member]
Accounts payable		(2,252)	58,248
Net cash flows from operating activities		324,091	463,906
Payments to Acquire Property, Plant, and Equipment		(157,669)	(208,054)
Net cash flows from investing activities		(393,448)	(346,650)
Capital Expenditures Incurred but Not yet Paid		12,254	27,562
Restatement Adjustment [Member]
Accounts payable		3,743	1,856
Net cash flows from operating activities		3,743	1,856
Payments to Acquire Property, Plant, and Equipment		(3,743)	(1,856)
Net cash flows from investing activities		(3,743)	(1,856)
Capital Expenditures Incurred but Not yet Paid		$ (5,598)	$ (1,856)